Shareholders' Equity (Details) $ / shares in Units, $ in Thousands								1 Months Ended						2 Months Ended	12 Months Ended
	Jul. 06, 2020	Jun. 10, 2020 $ / shares shares	Mar. 09, 2020 USD ($) $ / shares shares	Feb. 10, 2020 $ / shares shares	Jan. 09, 2020 USD ($) $ / shares shares	May 10, 2019	Apr. 04, 2019 USD ($) $ / shares shares	Apr. 28, 2020 ₪ / shares shares	Dec. 31, 2019 ₪ / shares shares	Sep. 30, 2019 shares	May 22, 2019 USD ($) $ / shares shares	Jan. 18, 2019 USD ($) $ / shares shares	Nov. 28, 2013 ₪ / shares shares	May 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2020 ₪ / shares shares
Shareholders' Equity (Details) [Line Items]
Stockholders equity change In ratio description						(1) ADS representing two (2) ordinary shares to a new ratio of one (1) ADS representing thirty (30) ordinary shares. For ADS holders, the ratio change had the same effect as a one-for-fifteen reverse ADS split. All ADS and per ADS data in the financial statements and their related notes have been retroactively adjusted for all periods presented to reflect the ratio change.
Ordinary shares issued			20,250,000						996,690	19,934,355				31,000,020
Aggregate purchase price (in Dollars) | $							$ 3,200				$ 6,000	$ 2,350
Issuance cost (in Dollars) | $							$ 414				$ 540	$ 428
Ordinary shares issued																		30
Aggregate shares					22,278,540
Reduced exercise price (in Dollars per share) | $ / shares					$ 3.25
Issue of new unregistered warrants					22,278,540
Deemed dividend (in Dollars) | $					$ 715
Securities purchase agreement, description				the Company entered into a Securities Purchase Agreement with certain institutional investors pursuant to which the Company issued and sold (i) 1,825,000 units, each unit consisting of one ADS, and one warrant to purchase one ADS, at a price of USD 1.50 per unit, and (ii) 1,508,334 pre-funded units each pre-funded unit consisting of one pre-funded warrant to purchase one ADS and one warrant, at a price of USD 1.49 per pre-funded unit. The offering of the units and pre-funded units closed on February 12, 2020.
Gross proceeds (in Dollars) | $			$ 1,012											$ 1,550	$ 75	$ 115	$ 282
Increase authorized capital								1,000,000,000
Par value (in New Shekels per share) | ₪ / shares								₪ 0.25	₪ 0.25									₪ 0.25
Stock issuance agreement, description	the Company entered into a definitive agreement with certain institutional and accredited investors providing for the issuance of an aggregate of 1,705,000 ADSs in a registered direct offering at a purchase price of $2.00 per ADS for aggregate gross proceeds of approximately $3,400 prior to deducting the placement agent’s fees and estimated offering expenses payable by the Company. In addition, in a concurrent private placement, the investors received unregistered warrants to purchase up to an aggregate of 852,750 ADSs. The warrants were immediately exercisable and will expire four and a half years from issuance at an exercise price of $2.50 per ADS, subject to adjustment as set forth therein. The warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants. The placement agent in the offering also received compensation warrants on substantially the same terms as the investors in the offering in an amount equal to 7.5% of the aggregate number of ADSs sold in the offering (or warrants to purchase up to an aggregate of 127,913 ADSs), at an exercise price of $2.50 per ADSs and a term expiring.	the Company entered into a definitive agreement with certain institutional and accredited investors providing for the issuance of an aggregate of 3,902,440 ADSs in a registered direct offering at a purchase price of $2.05 per ADS for aggregate gross proceeds of approximately $8,000 prior to deducting the placement agent’s fees and estimated offering expenses payable by the Company.
Aggregate number of ADS percentage		7.50%
Exercise price per ADS (in Dollars per share) | $ / shares		$ 2.50
Issue of ordinary shares consultant in exchange for services															1,350,000
Share option terms													10 years
Expiring date				Feb. 10, 2025
2013 Share Option Plan [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued													2,500,000
Par value (in New Shekels per share) | ₪ / shares													₪ 0.25
Ordinary shares reserved for issuance														25,000,000
Shares available for future grant																		13,225,000
ADS [Member]
Shareholders' Equity (Details) [Line Items]
Sold an aggregate shares							328,205				1,500,000	149,206
Ordinary shares issued			675,000											1,033,334
Warrants to purchase additional shares												149,206
Warrant exercise price (in Dollars per share) | $ / shares												$ 19.50
Purchase aggregate warrant							328,205				1,500,000	7,460
Exercise prices (in Dollars per share) | $ / shares		$ 2.50		$ 1.875			$ 12.90				$ 4.00
Aggregate warrant purchased		292,683					16,410				75,000
Aggregate shares					742,618
Issue of new unregistered warrants		1,951,220
Exercise price subject to adjustment (in Dollars per share) | $ / shares					$ 3.45
Compensation warrant exercisable				250,000
Share price (in Dollars per share) | $ / shares			$ 1.50											$ 1.50
ADS [Member] | Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Exercise prices (in Dollars per share) | $ / shares					12.90
ADS [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Exercise prices (in Dollars per share) | $ / shares					$ 78.75
ADS [Member] | Private Placement Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Issue of new unregistered warrants					742,618
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Sold an aggregate shares							9,846,156
Ordinary shares issued							9,846,156				45,000,000	4,476,192			1,350,000	996,690	437,000
Warrants to purchase additional shares												4,476,192
Ordinary shares issued							492,308				45,000,000	223,810
Ordinary shares issued											2,250,000
Gross proceeds (in Dollars) | $															$ 100	$ 72	$ 30